UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.9%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	15,000,000		15,023,250
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	20,000,000	a	12,857,600
Alaska--.8%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000		6,608,867
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	6,850,000		5,178,942
Arizona--1.7%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000		10,404,990
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	6,750,000		5,953,702
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	4,815,000		4,904,800
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	4,185,000		4,393,748

California--15.6%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/28	5,000,000	5,862,050
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	4,173,680
California,
GO (Various Purpose)	5.75	4/1/31	13,325,000	15,796,121
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000	18,387,300
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000	16,946,440
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	8,176,320
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	7,850,000	9,016,275
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	4,000,000	4,559,160
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/28	5,000,000	5,831,100
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/38	2,500,000	2,753,300
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,525,000	5,986,006
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	5,000,000	5,823,850
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000	12,004,407
Chula Vista,

IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000	5,773,550
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/29	15,000,000	17,051,100
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,970,000	4,538,554
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/28	2,850,000	3,287,874
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/33	5,000,000	5,582,600
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/20	6,450,000	7,808,564
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/28	7,990,000	9,356,370
Los Angeles Unified School
District, GO	5.00	7/1/21	11,000,000	13,438,590
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/21	3,515,000	4,212,376
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000	11,770,990
San Diego County Regional Airport
Authority, Senior Airport
Revenue	5.00	7/1/43	6,000,000	6,462,600
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport) (Issue
34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000	8,034,530
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.50	11/1/30	13,555,000	16,486,133
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000	5,465,800

Colorado--2.2%
City and County of Denver,
Airport System Subordinate
Revenue	5.50	11/15/27	6,000,000		7,007,160
City and County of Denver,
Airport System Subordinate
Revenue	5.25	11/15/43	6,000,000		6,451,080
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System)	5.25	1/1/25	4,000,000		4,528,840
Colorado Springs,
Utilities System Revenue	5.00	11/15/23	2,955,000		3,507,881
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/20	6,740,000	b	5,641,043
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	5,000,000		5,660,250
Connecticut--.2%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		2,925,500
Delaware--.5%
Delaware Transportation Authority,
Transportation System Senior
Revenue	5.00	7/1/26	6,245,000		7,201,609
Florida--7.9%
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		6,867,000
Broward County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/17	5,000,000		5,639,650
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	7,000,000		8,182,650
Citizens Property Insurance
Corporation, High-Risk Account

Senior Secured Revenue	5.25	6/1/17	10,000,000		11,324,100
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	6,000,000		6,838,860
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	8,000,000		9,498,400
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/24	5,630,000		6,821,139
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	1,960,000		1,962,274
Florida Municipal Power Agency,
Revenue (Saint Lucie Project)	5.00	10/1/20	5,185,000		6,096,056
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000	c	296,495
Jacksonville Electric Authority,
Electric System Subordinated
Revenue	5.00	10/1/27	2,250,000		2,615,963
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000		5,720,700
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,500,000		3,904,040
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,438,950
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000		5,613,050
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000		7,564,900
Orlando-Orange County Expressway

Authority, Revenue	5.00	7/1/35	6,000,000		6,618,960
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.18	11/15/23	5,275,000	d	4,853,000
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000		5,397,150
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000		6,632,100
Georgia--3.2%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000		12,216,700
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,500,000		3,838,800
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000		10,704,600
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,921,850
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	9,705,000		11,483,247
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,763,935
Idaho--.5%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000		7,637,047
Illinois--9.2%
Chicago,
General Airport Third Lien

Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	5,175,000	5,531,765
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/23	21,370,000	22,779,779
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/18	10,000,000	10,663,000
Chicago,
GO (Project and Refunding
Series)	5.25	1/1/29	5,000,000	5,371,800
Illinois,
GO	5.00	4/1/23	8,500,000	9,679,885
Illinois,
GO	5.50	7/1/38	6,000,000	6,576,780
Illinois,
Sales Tax Revenue	5.00	6/15/24	5,000,000	5,936,500
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/29	9,500,000	10,729,300
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/30	10,305,000	11,578,698
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,942,960
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000	3,630,705
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,500,000	2,734,675
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	13,090,000	13,866,892
Railsplitter Tobacco Settlement

Authority, Tobacco Settlement
Revenue	5.00	6/1/16	7,275,000	7,873,005
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	5,500,000	6,460,740
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/27	5,000,000	5,733,400
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	5,000,000	5,451,900
Iowa--.8%
Iowa Finance Authority,
Health Facilities Revenue
(UnityPoint Health)	5.00	2/15/31	4,000,000	4,512,880
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/25	5,910,000	6,848,922
Kansas--.9%
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	12,763,027
Kentucky--1.8%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	9,375,000	10,482,844
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare,
Inc.)	5.75	10/1/42	6,000,000	6,731,460
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	9,084,451
Louisiana--2.6%
Louisiana Local Government
Environmental Facilities and
Community Development

Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,254,100
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	7,228,455
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue
(Consolidated Rental Car
Project)	6.25	1/1/30	5,000,000	5,697,000
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/28	13,425,000	14,713,397
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	9,000,000	9,636,840
Maine--.4%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	5,000,000	5,818,850
Maryland--.6%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	2,500,000	2,662,800
Montgomery County,
Consolidated Public
Improvement GO	5.00	11/1/21	4,730,000	5,800,588
Massachusetts--5.0%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/24	12,000,000	13,591,680
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	10,000,000	12,576,900

Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000		12,162,260
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	6,705,000		7,291,017
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000		3,354,030
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	5,940,000		6,040,386
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	7,325,000		8,467,187
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	5,000,000		5,697,850
University of Massachusetts
Building Authority, Revenue
(Insured; AMBAC) (Prerefunded)	5.00	11/1/15	5,000,000	c	5,340,350
Michigan--4.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000		8,727,120
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	5,000,000		4,957,250
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	1,870,000		1,860,538
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	4,630,000		4,613,795
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	7,710,000		9,163,721
Michigan Building Authority,

Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,867,375
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	7,000,000	8,108,870
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	5,589,500
Michigan Hospital Finance
Authority, Revenue (McLaren
Health Care)	5.63	5/15/28	4,575,000	5,198,115
Michigan Strategic Fund,
LOR (The Dow Chemical Company
Project)	6.25	6/1/14	6,500,000	6,500,975
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,870,000	2,869,971
Missouri--.6%
Kansas City,
General Improvement Airport
Revenue	5.00	9/1/22	8,380,000	9,648,397
New Jersey--3.8%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,774,372
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/28	2,250,000	2,442,848
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	7,400,000	8,862,610
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/28	3,000,000	3,413,460
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	10,000,000	10,923,700

New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000		9,126,090
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		5,915,900
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.14	1/1/30	7,500,000	d	6,975,000
New York--12.5%
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds, 151st
Series)	6.00	9/15/28	25,000,000	e,f	28,679,500
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000		10,558,260
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	10,000,000		11,698,000
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/29	7,375,000		8,616,729
New York City,
GO	5.00	3/1/25	5,000,000		5,988,100
New York City,
GO	5.00	8/1/25	5,380,000		6,376,968
New York City,
GO	5.00	10/1/36	11,505,000		12,778,373
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/25	14,625,000		16,248,814
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/21	6,150,000		6,783,142
New York City Industrial

Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	7,450,000	8,261,081
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	7,500,000	8,450,775
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	15,055,000	16,753,505
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	5,000,000	5,490,250
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	11,893,525
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	5,203,850
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	3,800,000	3,919,928
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	6,775,000	8,095,651
New York State Thruway Authority,
General Revenue	5.00	1/1/27	5,000,000	5,852,600
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/23	6,430,000	7,809,878
Ohio--1.0%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	5,000,000	5,483,000
Ohio Higher Educational Facility

Commission, HR (Cleveland
Clinic Health System Obligated
Group)	5.00	1/1/38	5,000,000	5,490,500
Ohio Turnpike and Infrastructure
Commission, Junior Lien
Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	3,000,000	3,361,110
Pennsylvania--2.0%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000	5,829,800
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	11,750,000	12,773,308
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,701,000
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,656,600
Rhode Island--.4%
Rhode Island Health and
Educational Building
Corporation, Higher Education
Facilities Revenue (Brown
University Issue)	5.00	9/1/21	4,645,000	5,667,132
South Carolina--3.7%
Columbia,
Waterworks and Sewer System
Revenue	5.00	2/1/36	8,000,000	8,825,520
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	10,000,000	11,008,500
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,340,000	6,224,090
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	10,000,000	11,048,200
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	16,000,000	17,676,160

Tennessee--.5%
Chattanooga Health Educational and
Housing Board, Revenue
(Catholic Health Initiatives)	5.25	1/1/40	1,500,000		1,656,870
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	5,000,000		5,598,250
Texas--4.9%
Brownsville,
Utilities System Revenue	5.00	9/1/28	5,000,000		5,735,050
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000		5,865,000
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)	5.25	10/1/29	4,000,000		4,604,000
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,000,000	c	8,909,600
Houston Community College System,
Limited Tax GO	5.00	2/15/29	4,000,000		4,667,320
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	4,450,000		4,765,327
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	7,895,000		8,840,742
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	5,000,000		5,633,600
North Texas Tollway Authority,

Second Tier System Revenue	5.75	1/1/38	10,000,000		11,066,200
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	9,275,000		10,223,276
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	3,530,000		3,732,940
Utah--.2%
Metropolitan Water District of
Salt Lake and Sandy, Water
Revenue Project Bonds	5.00	7/1/37	3,000,000		3,340,140
Virginia--1.2%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC) (Escrowed to
Maturity)	5.25	10/1/28	1,500,000		1,837,485
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.50	6/1/15	7,020,000	c	7,254,679
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000		8,572,657
Washington--3.0%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	6,905,000		7,558,075
Energy Northwest,
Electric Revenue (Columbia
Generating Station)
(Prerefunded)	5.00	7/1/16	3,155,000	c	3,464,884
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,000,000		5,807,600
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/23	6,790,000		8,131,432
Seattle,

Municipal Light and Power
Improvement Revenue	5.00	7/1/26	5,000,000		5,952,200
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	12,375,000		13,514,737
West Virginia--.6%
West Virginia School Building
Authority, Capital Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	5,500,000		6,202,955
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000		2,854,823
Wisconsin--1.3%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Alliance
Senior Credit Group) (Morgan
Stanley Municipal Trust
Program Residual Series 3337) Recourse	5.00	11/15/43	10,000,000	e,f	10,875,300
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,427,100
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000		3,235,830
U.S. Related--2.9%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.25	7/1/29	4,820,000		3,584,538
Puerto Rico Commonwealth Aqueduct
and Sewer Authority, Senior
Lien Revenue	5.75	7/1/37	11,930,000		9,425,177
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	5,000,000		3,781,550
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	5,000,000		3,987,600
Puerto Rico Infrastructure
Financing Authority, Special

Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000	b	4,429,386
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		4,054,250
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000		4,560,700
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000		10,004,080
Total Long-Term Municipal Investments
(cost $1,367,934,929)					1,474,484,385
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.5%	Rate (%)	Date	Amount ($)		Value ($)
California--.4%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.04	6/2/14	5,500,000	g	5,500,000
Michigan--.3%
University of Michigan Regents,
General Revenue	0.03	6/2/14	5,000,000	g	5,000,000
New York--.6%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	9,500,000	g	9,500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.07	6/2/14	100,000	g	100,000
North Carolina--.2%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(LOC; Wells Fargo Bank)	0.06	6/2/14	2,500,000	g	2,500,000
Total Short-Term Municipal Investments
(cost $22,600,000)					22,600,000
Total Investments (cost $1,390,534,929)			99.9%		1,497,084,385
Cash and Receivables (Net)			.1%		1,642,664
Net Assets			100.0%		1,498,727,049

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Variable rate security--interest rate subject to periodic change.
e	Collateral for floating rate borrowings.
f	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, these securities were valued at $39,554,800 or 2.6% of net assets.
g	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2014, net unrealized appreciation on investments was $106,549,456 of which $117,664,710 related to appreciated investment securities and $11,115,254 related to depreciated investment securities. At May 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,497,084,385	-	1,497,084,385

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)